Financial Instruments - valuation - OCA (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives, Debt and Subordinated liabilities
Financial Instruments
Cumulative own credit adjustment	£ 32	£ 237
Debt securities in issue
Financial Instruments
Financial Liabilities	£ 30,559	£ 27,245
Debt securities in issue | Secondary Debt Issuance
Financial Instruments
Adjustment to interest rate basis at five years level	52.00
Adjustment to interest rate basis	0.10%	0.62%
Basis point spread period	5 years	5 years
Subordinated liabilities
Financial Instruments
Financial Liabilities	£ 12,722	£ 19,419
Adjustment to interest rate basis	1.69%	2.81%
Basis point spread period	5 years	5 years
Derivatives
Financial Instruments
Cumulative own credit adjustment		£ 81
Financial Liabilities	£ 154,506	£ 236,475
Debt valuation adjustments (DVA)	£ 0
Derivatives | Credit Default Swap
Financial Instruments
Adjustment to interest rate basis	0.75%	1.25%
Basis point spread period	5 years	5 years
Held-for-trading | Debt securities in issue
Financial Instruments
Cumulative own credit adjustment	£ (47)	£ (34)
Financial Liabilities	1,100	1,600
Designated as at fair value through profit or loss | Debt securities in issue
Financial Instruments
Cumulative own credit adjustment	(37)	(6)
Financial Liabilities	3,400	4,600
Designated as at fair value through profit or loss | Subordinated liabilities
Financial Instruments
Cumulative own credit adjustment	116	196
Financial Liabilities	£ 900	£ 1,000